REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Schedule of Bank's Actual Capital Amounts And Ratios

The Bank’s actual capital amounts and ratios are presented in the following table.

					To Be Well
			For Capital		Capitalized Under
			Adequacy		Prompt Corrective
	Actual		Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
December 31, 2019:
Total Capital to Risk Weighted Assets	$34,396	11.75%	$23,418	8.00%	$29,272	10.00%
Tier 1 Capital to Risk Weighted Assets	$31,580	10.79%	$17,563	6.00%	$23,418	8.00%
Common Equity Tier 1 Capital to Risk Weighted Assets	$31,580	10.79%	$13,172	4.50%	$19,027	6.50%
Tier 1 Capital to Average Assets	$31,580	9.43%	$13,399	4.00%	$16,748	5.00%
December 31, 2018:
Total Capital to Risk Weighted Assets	$31,762	12.10%	$20,999	8.00%	$26,249	10.00%
Tier 1 Capital to Risk Weighted Assets	$28,913	11.02%	$15,749	6.00%	$20,999	8.00%
Common Equity Tier 1 Capital to Risk Weighted Assets	$28,913	11.02%	$11,812	4.50%	$17,062	6.50%
Tier 1 Capital to Average Assets	$28,913	10.10%	$11,445	4.00%	$14,306	5.00%